Investment Objectives and Goals - The BeeHive ETF	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	The BeeHive ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.